Net result from services and commissions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fee and commission income (expense) [abstract]
Trading income (expense) on foreign exchange contracts	R$ 820,630	R$ 617,552	R$ 369,340
Comissions from net revenues from services	536,580	523,889	314,586
Income from Bank Fees	89,507	62,544	7,052
Third Parties funds administration	64,472	30,925	50,992
Exchange brokerage and securities	26,300	36,508	42,182
Other net revenues from services and comission	69,945	18,059	9,780
Cashback expenses	(236,482)	(321,438)	(251,363)
Net revenues from other subsidiaries	(66,571)
Fee and commission income	R$ 1,304,382	R$ 968,039	R$ 542,569